Debt, cash and cash equivalents and lease liabilities - Summary of Interest Rate of Net Debt at Value on Redemption (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Total debt	€ 19,218	€ 20,250	€ 22,631		€ 24,568
Cash and cash equivalents	(12,736)	(10,098)	(13,915)	[1],[2]	€ (9,427)	[1]
Net debt	6,437	9,983	8,790
Value on redemption after derivative instruments
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Total debt		20,314	22,703
Cash and cash equivalents	(12,781)	(10,267)	(13,841)
Net debt	€ 6,492	€ 10,047	€ 8,862
Debt, percent		100.00%	100.00%
Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Total debt		€ 17,612	€ 20,713
Debt, percent	85.00%	87.00%	91.00%
Value on redemption after derivative instruments | Floating-rate debt
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Total debt		€ 2,702	€ 1,990
Debt, percent	15.00%	13.00%	9.00%

[1]	(j) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.